Revenue Recognition - Schedule of Product Sales Allowances and Accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Provision related to current period sales	$ 900	$ 100
Rayaldee
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	0
Provision related to current period sales	3,413
Credits or payments made	(2,395)
Ending balance	1,018	0
Total gross Rayaldee sales	$ 12,482
Provision for Rayaldee sales allowances and accruals as a percentage of gross Rayaldee sales	27.00%
Chargebacks, discounts, rebates and fees | Rayaldee
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 0
Provision related to current period sales	1,591
Credits or payments made	(1,358)
Ending balance	233	0
Governmental | Rayaldee
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	0
Provision related to current period sales	1,332
Credits or payments made	(984)
Ending balance	348	0
Returns | Rayaldee
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	0
Provision related to current period sales	490
Credits or payments made	(53)
Ending balance	$ 437	$ 0